Other income (Details Narrative) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest income bank	$ 1,783	$ 1,055
Interest income	$ 19,043	$ 14,378